UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HEITMAN REAL ESTATE SECURITIES LLC
Address: 191 N. WACKER DRIVE
         SUITE 2500
         CHICAGO, IL 60606

13F File Number: 28-04321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  NANCY B. LYNN
Title: VICE PRESIDENT
Phone: 312-849-4150

Signature,                               Place,             and Date of Signing:


/s/ Nancy B. Lynn                        CHICAGO, IL          4/24/05
-----------------------------------      ----------------     ------------------

Report Type (Check only one.):

|X|  13F HOLDINGS REPORT.
|_|  13F NOTICE.
|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  92

Form 13F Information Table Value Total:  2,614,812


List of Other Included Managers:

                              TITLE OF               VALUE      SHARES/   SH/   PUT/  INVSTMT   OTHER        VOTING AUTHORITY
    NAME OF ISSUER             CLASS      CUSIP    (x$1000)     PRN AMT   PRN   CALL  DSCRETN  MANAGERS   SOLE      SHARED    NONE
--------------------------   ---------  ---------  --------    ---------- ---   ----  -------  -------- ---------   ------    -----
Alexandria Real Estate
  Equites Inc.                   COM    015271109     47,509      737,945              SOLE                479,020           240,536
Arden Realty, Inc.               COM    039793104     44,399    1,311,649              SOLE                958,574           352,893
Associated Estates
  Realty Corp                    COM    045604105      3,216      322,600              SOLE                     --           322,600
Avalonbay Communities, Inc.      COM    053484101     64,034      957,297              SOLE                615,447           317,238
BRE Properties, Inc.             COM    05564E106     42,143    1,193,857              SOLE                878,182           315,510
Bedford Property
  Investors, Inc.                COM    076446301      7,717      353,500              SOLE                 19,400           302,100
Biomed Realty Trust Inc          COM    09063H107     24,975    1,212,366              SOLE                885,860           326,338
Boston Properties, Inc.          COM    101121101    114,991    1,909,192              SOLE              1,293,655           583,394
Brookfield Properties Corp.      COM    112900105     73,498    1,909,035              SOLE              1,278,974           576,714
CBL & Associates
  Properties, Inc.               COM    124830100     39,203      548,214              SOLE                389,530           158,619
Camden Property Trust            COM    133131102      7,339      156,058              SOLE                155,663               325
Capital Automotive REIT          COM    139733109     60,187    1,817,229              SOLE              1,132,621           626,704
Colonial Properties Trust        COM    195872106     33,962      884,205              SOLE                491,079           393,038
Correctional Properties Trust    COM    22025E104      1,601       63,400              SOLE                     --            63,400
Developers Diversified
  Realty Corp.                   COM    251591103     74,050    1,862,883              SOLE              1,237,628           586,626
Duke Realty Corporation          COM    264411505     52,847    1,770,421              SOLE              1,302,560           467,614
EastGroup Properties             COM    277276101     35,365      938,056              SOLE                499,882           380,793
Equity Lifestyle Properties      COM    29472R108     33,274      943,942              SOLE                587,717           330,207
Equity One, Inc.                 COM    294752100     21,207    1,029,948              SOLE                753,198           276,608
Equity Residential
  Properties Trust               COM    29476L107    123,808    3,843,771              SOLE              2,615,151         1,157,526
First Industrial Realty          COM    32054K103      6,582      174,000              SOLE                     --           174,000
GMH Communities Trust            COM    36188G102     28,409    2,426,081              SOLE              1,428,699           997,133
Gables Residential Trust         COM    362418105      5,521      165,800              SOLE                     --           165,800
Glenborough Realty
  Trust, Inc.                    COM    37803P105      7,329      383,300              SOLE                     --           383,300
Glimcher Realty Trust            COM    379302102     11,082      467,600              SOLE                     --           467,600
HRPT Properties Trust            COM    40426W101     32,721    2,747,334              SOLE              2,027,337           719,608
Health Care REIT Inc.            COM    42217K106      5,165      161,400              SOLE                     --           161,400
Healthcare Realty Trust Inc.     COM    421946104      6,781      186,080              SOLE                 29,680           156,400
Heritage Property
  Investment Trust, Inc.         COM    42725M107      3,817      128,600              SOLE                     --           128,600
Home Properties, Inc.            COM    437306103     64,882    1,672,207              SOLE              1,023,336           591,691
Host Marriott Corp.              COM    44107P104    102,645    6,198,387              SOLE              4,136,270         1,940,352
LaSalle Hotel Properties         COM    517942108     51,374    1,768,452              SOLE              1,129,428           592,720
Lexington Corporate
  Properties Trust               COM    529043101     29,594    1,348,858              SOLE              1,022,661           325,977
Liberty Property Trust           COM    531172104     41,659    1,066,811              SOLE                710,784           336,304
Mack-Cali Realty Corporation     COM    554489104     41,927      990,019              SOLE                731,256           258,619
Nationwide Health Properties,    COM    638620104      2,074      102,600              SOLE                 40,400            62,200
Omega Healthcare
  Investors, Inc.                COM    681936100      7,509      683,920              SOLE                124,520           559,400
Orient Express Hotels
  and Reso                       COM    G67743107      8,688      332,856              SOLE                230,775           102,050
PS Business Parks Inc./CA        COM    69360J107     45,214    1,121,943              SOLE                822,134           299,655
Pan Pacific Retail
  Properties, Inc.               COM    69806L104     92,525    1,630,404              SOLE              1,116,481           485,500
Plum Creek Timber Co Inc.        COM    729251108      6,186      173,280              SOLE                 77,180            96,100
Prentiss Properties Trust        COM    740706106     20,854      610,489              SOLE                446,679           163,724
ProLogis                         COM    743410102     63,667    1,716,088              SOLE              1,263,720           452,120
Public Storage, Inc.             COM    74460D109    111,457    1,957,450              SOLE              1,328,685           596,118
Realty Income Corp               COM    756109104     23,890    1,044,154              SOLE                757,082           286,922
Regency Centers Corp.            COM    758849103     96,886    2,034,145              SOLE              1,396,145           606,329
Senior Housing
  Properties Trust               COM    81721M109     11,152      668,600              SOLE                     --           668,600
Simon Property Group, Inc.       COM    828806109    210,655    3,477,298              SOLE              2,374,237         1,050,215
Sizeler Property
  Investors, In                  COM    830137105      3,162      266,600              SOLE                 35,400           177,200
Starwood Lodging                 COM    85590A203    131,945    2,197,985              SOLE              1,544,962           614,314
Strategic Hotel Capital Inc      COM    86272T106     14,457      983,443              SOLE                724,908           258,367
Tanger Factory Outlet
  Centers,                       COM    875465106     26,016    1,182,547              SOLE                867,117           315,274
Trustreet Properties Inc         COM    898404108     11,492      746,700              SOLE                     --           746,700
U Store It Trust                 COM    91274F104     23,418    1,345,853              SOLE                992,850           352,816
United Dominion Realty
  Trust, Inc.                    COM    910197102     38,795    1,858,891              SOLE              1,282,392           576,313
Ventas Inc.                      COM    92276F100      3,914      156,800              SOLE                 63,900            92,900
Vornado Realty Trust             COM    929042109    142,075    2,051,035              SOLE              1,368,764           643,622
Washington REIT                  COM    939653101     22,419      779,792              SOLE                579,797           199,878
Weingarten Realty
  Investors                      COM    948741103     28,151      815,742              SOLE                572,040           243,618
Alexandria Real Estate
  Equity Preferred C
  C 8.375%                       PFD    015271406      1,170       45,000              SOLE                     --            45,000
Apartment Invstment &
  Management Co.
  Preferred U 7.75%              PFD    03748R820      5,343      217,900              SOLE                     --           217,900
Apartment Invstment &
  Management Co.
  Preferred V 8.0%               PFD    03748R812      1,110       44,500              SOLE                     --            44,500
Apartment Invstment &
  Management Co.
  Preferred T 8.0%               PFD    03748R838      3,252      131,600              SOLE                     --           131,600
Apartment Investment &
  Management Co. Preferred
  Y 7.875%                       PFD    03748r796      8,130      328,500              SOLE                     --           328,500
American Land Lease Inc
  Prf A 7.75%                    PFD    027118207      2,984      117,700              SOLE                     --           117,700
Bedford Property Investors
  Inc. Preferred B 7.625%        PFD    076446608      4,990      200,400              SOLE                     --           200,400
Brandywine Realty Trust
  Preferred C 7.5%               PFD    105368401        992       40,000              SOLE                     --            40,000
Capital Automotive REIT
  PFD RED A 7.75%                PFD    139733117      5,618      227,000              SOLE                     --           227,000
CBL & Assoc Properties Inc.
  PFD D 7.375%                   PFD    124830605     11,211      453,500              SOLE                     --           453,500
Cedar Shopping Centers
  PFD A 8.87%                    PFD    150602308      2,625      100,000              SOLE                     --           100,000
Cousins Properties Inc
  PFD A 7.75%                    PFD    222795304      1,263       50,000              SOLE                     --            50,000
Cousins Properties Inc
  PFD B 7.5%                     PFD    222795403      6,400      256,000              SOLE                     --           256,000
Digital Realty
  PFD SERIES A 8.                PFD    253868202      6,890      265,000              SOLE                     --           265,000
Entertainment Properties
  Trust Series B                 PFD    29380t303      4,892      195,200              SOLE                     --           195,200
Glimcher Realty Trust
  PFD G 8.125%                   PFD    379302409      7,635      304,200              SOLE                     --           304,200
Health Care REIT Inc
  PFD F 7.625%                   PFD    42217K403      5,773      230,700              SOLE                     --           230,700
Health Care REIT PFD
  SER D                          PFD    42217K304      1,002       40,000              SOLE                     --            40,000
Innkeepers USA TR
  PFD C 8%                       PFD    4576J0401      3,308      131,800              SOLE                     --           131,800
Kilroy Realty Corp
  PFD E 7.80%                    PFD    49427F405        714       28,400              SOLE                     --            28,400
Kilroy Realty Corp
  PFD SER F                      PFD    49427F504      6,381      257,300              SOLE                     --           257,300
Kramont Realty TR
  PFD E 8.25%                    PFD    50075Q404      2,442       96,300              SOLE                     --            96,300
LaSalle Hotel Properties
  PFD B 8.375%                   PFD    517942306        212        8,300              SOLE                     --             8,300
LTC Propeties Inc
  PFD SER F                      PFD    502175607      2,846      110,600              SOLE                     --           110,600
Maguire Properties Inc
  PFD A 7.625%                   PFD    559775200      5,246      211,100              SOLE                     --           211,100
Mid-America Apartment
  Communities
  PFD H 8.3%                     PFD    59522J806      1,943       75,600              SOLE                     --            75,600
Omega Healthcare INVS
  PFD D 8.375%                   PFD    681936407        621       23,900              SOLE                     --            23,900
PS Business Parks Inc
  CA PFD DP1/1000 I              PFD    69360J867        331       14,300              SOLE                     --            14,300
PS Business Parks Inc
  PFD H DEP 7.00%                PFD    69360J875      1,580       65,000              SOLE                     --            65,000
SL Green Realty Corp
  PFD D 7.875%                   PFD    78440X408      1,173       46,600              SOLE                     --            46,600
Sunstone Hotel Investors
  Prf A 8.00%                    PFD    867892200      6,250      250,000              SOLE                     --           250,000
Taubman Centers Inc
  Preferred G 8.00%              PFD    876664301      5,719      220,800              SOLE                     --           220,800
Winston Hotels Inc
  PFD SER B 8%                   PFD    97563A300      3,352      134,600              SOLE                     --           134,600

REPORT SUMMARY                      92  DATA
                                         RECORDS   2,614,812    0       OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
                                        SUB-TOTAL
                                         COMMON    2,491,414
                                        SUB-TOTAL
                                         PREFERRED   123,398
                                        GRAND
                                         TOTAL     2,614,812